Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SChedule of Goodwill and Accumulated Impairment Losses

The gross amount of goodwill and accumulated impairment losses as of December 31, 2024 and 2025 are as follows:

	December 31, 2024	December 31, 2025
	RMB	RMB
Gross	84,609	84,609
Accumulated impairment loss	-	-
Goodwill, net	84,609	84,609